TRADE AND OTHER RECEIVABLES - Expected Credit Losses (Details) - Provision for credit loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TRADE AND OTHER RECEIVABLES
Beginning balance	€ 2,435	€ 2,415
Net additional provision for doubtful debts	(376)	(629)
Provision for late interest receivable		649
Ending balance	€ 2,059	€ 2,435